Remuneration of Directors and Senior Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-management directors
Disclosure of transactions between related parties [line items]
Fees earned and salary	$ 2	$ 2	$ 2
Senior management
Disclosure of transactions between related parties [line items]
Fees earned and salary	2	2	2
Common stock option based awards	10	9	8
Annual incentive plans	6	4	6
Long-term incentive plans	19	14	20
Total	$ 37	$ 29	$ 36